Investment in associate, Summary (Q2) (Details) - Monroe Sequestration Partners ("MSP") [Member] - USD ($)			6 Months Ended
	Nov. 06, 2024	Oct. 28, 2024	Jan. 31, 2025
Acquisition of Monroe Sequestration Partners [Abstract]
Shares received from investors (in shares)	2,000,000
Number of shares exchange of shares (in shares)		2,000,000
Shares issued for acquisition of associate (in shares)		2,000,000
Agreement to acquire percentage			50.00%
Shares Issued for Acquisition of Associate			$ 1,220,000
Ownership percentage in LLC			50.00%